Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Schedule of Net Cost of Period Related to Retirement Benefits Plan

The most important actuarial hypothesis used for the purposes of the determination of the net cost of the period related to the retirement benefits plan were as follows:

	2 0 1 9	2 0 1 8	2 0 1 7

Discount rate	7.7	9.5	7.5
Rate of salary increase	4.5	4.5	4.5

Schedule of Components of Net Cost of Benefits Plan to Employees

Components of net cost of benefits plan to employees are as follows:

	2 0 1 9	2 0 1 8	2 0 1 7

Current service cost	$2,179	$2,839	$5,697
Financial cost	4,242	4,025	6,637
Past service cost	1,947	1,481	(3,575)
Anticipated reduction obligations	296	(327)	(12,517)
Actuarial losses (gains) recognized in the year	32,934	(17,928)	(4,339)
	$41,598	$(9,910)	$(8,097)

Schedule of Components of Expense

The expense for the years 2019, 2018 and 2017 was recorded as follows:

	2 0 1 9	2 0 1 8	2 0 1 7

Cost of sales	$23,296	$(5,550)	$(4,534)
Administrative expenses	18,302	(4,360)	(3,563)
	$41,598	$(9,910)	$(8,097)

Schedule of Defined Benefit Obligation and Balance of Liability

Changes in the present value of the defined benefit obligation and the balance of the liability consist of the following:

	2 0 1 9	2 0 1 8

Opening balance of the defined benefit obligation	$81,770	$91,822
Current service cost	2,179	2,697
Past service cost	1,947	1,481
Financial cost	4,242	4,025
Actuarial losses (gains)	32,934	(17,928)
Benefits paid	296	(327)
Closing balance of the defined benefit obligation	$123,368	$81,770